Administration and Project Evaluation Expenses - Schedule of Administration and Project Evaluation Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of general and administrative expenses [abstract]
Corporate administration		$ 3,198	$ 2,128
Employee benefits and salaries		2,824	2,276
Professional fees		983	924
Administration expenses before share based compensation		7,005	5,328
Equity settled share based compensation (a non-cash expense)		3,193	3,007
Total administration expenses	[1]	$ 10,198	$ 8,335

[1]	Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation